Segment Information Operating Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 26,839.0	$ 23,441.4	$ 20,853.8
Pretax Profit (Loss)	2,138.9	1,470.7	1,911.6
Personal Lines Segment | Agency Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	11,177.6	9,791.7	9,108.6
Pretax Profit (Loss)	839.6	492.8	713.2
Personal Lines Segment | Direct Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	10,769.6	9,396.5	8,185.9
Pretax Profit (Loss)	683.7	412.2	403.4
Operating Segments | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	25,729.9	22,474.0	19,899.1
Pretax Profit (Loss)	1,686.9	1,091.1	1,495.2
Operating Segments | Personal Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	21,947.2	19,188.2	17,294.5
Pretax Profit (Loss)	1,523.3	905.0	1,116.6
Operating Segments | Commercial Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	2,793.9	2,421.3	1,995.9
Pretax Profit (Loss)	214.1	155.2	318.3
Operating Segments | Property Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	988.8	864.5	609.1
Pretax Profit (Loss)	(50.3)	32.5	61.3
Operating Segments | Other Indemnity | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	0.0	0.0	(0.4)
Pretax Profit (Loss)	(0.2)	(1.6)	(1.0)
Segment Reconciling Items | Fees And Other Revenues
Segment Reporting Information [Line Items]
Revenues	370.6	332.5	302.0
Segment Reconciling Items | Service Businesses
Segment Reporting Information [Line Items]
Revenues	126.8	103.3	86.3
Pretax Profit (Loss)	17.3	11.3	8.8
Segment Reconciling Items | Investments
Segment Reporting Information [Line Items]
Revenues	612.7	530.0	567.3
Pretax Profit (Loss)	588.8	507.6	544.5
Segment Reconciling Items | Other gains (losses)
Segment Reporting Information [Line Items]
Revenues	(1.0)	1.6	(0.9)
Pretax Profit (Loss)	(1.0)	1.6	(0.9)
Segment Reconciling Items | Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	$ (153.1)	$ (140.9)	$ (136.0)